Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000117664
Shareholder Report [Line Items]
Fund Name	Columbia Commodity Strategy Fund
Class Name	Class A
Trading Symbol	CCSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Email	serviceinquiries@columbiathreadneedle.com
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$62	1.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.16%	[1]
AssetsNet	$ 408,714,898
Holdings Count | Holding	331
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$408,714,898
Total number of portfolio holdings	331
Portfolio turnover for the reporting period	42%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Commodities Exposure

Long
Agriculture	29.0%
Energy	32.6%
Industrial Metals	15.0%
Livestock	8.0%
Precious Metals	26.4%

Asset Categories

Money Market Funds	37.3%
Corporate Bonds & Notes	23.1%
Asset-Backed Securities - Non-Agency	15.9%
Residential Mortgage-Backed Securities - Non-Agency	4.9%
Commercial Mortgage-Backed Securities - Non-Agency	3.4%
Other	1.5%

C000117667
Shareholder Report [Line Items]
Fund Name	Columbia Commodity Strategy Fund
Class Name	Institutional Class
Trading Symbol	CCSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Email	serviceinquiries@columbiathreadneedle.com
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$48	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%	[2]
AssetsNet	$ 408,714,898
Holdings Count | Holding	331
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$408,714,898
Total number of portfolio holdings	331
Portfolio turnover for the reporting period	42%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Commodities Exposure

Long
Agriculture	29.0%
Energy	32.6%
Industrial Metals	15.0%
Livestock	8.0%
Precious Metals	26.4%

Asset Categories

Money Market Funds	37.3%
Corporate Bonds & Notes	23.1%
Asset-Backed Securities - Non-Agency	15.9%
Residential Mortgage-Backed Securities - Non-Agency	4.9%
Commercial Mortgage-Backed Securities - Non-Agency	3.4%
Other	1.5%

C000138343
Shareholder Report [Line Items]
Fund Name	Columbia Commodity Strategy Fund
Class Name	Institutional 2 Class
Trading Symbol	CADLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Email	serviceinquiries@columbiathreadneedle.com
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$39	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[3]
AssetsNet	$ 408,714,898
Holdings Count | Holding	331
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$408,714,898
Total number of portfolio holdings	331
Portfolio turnover for the reporting period	42%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Commodities Exposure

Long
Agriculture	29.0%
Energy	32.6%
Industrial Metals	15.0%
Livestock	8.0%
Precious Metals	26.4%

Asset Categories

Money Market Funds	37.3%
Corporate Bonds & Notes	23.1%
Asset-Backed Securities - Non-Agency	15.9%
Residential Mortgage-Backed Securities - Non-Agency	4.9%
Commercial Mortgage-Backed Securities - Non-Agency	3.4%
Other	1.5%

C000149225
Shareholder Report [Line Items]
Fund Name	Columbia Commodity Strategy Fund
Class Name	Institutional 3 Class
Trading Symbol	CCFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Email	serviceinquiries@columbiathreadneedle.com
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$37	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%	[4]
AssetsNet	$ 408,714,898
Holdings Count | Holding	331
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$408,714,898
Total number of portfolio holdings	331
Portfolio turnover for the reporting period	42%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Commodities Exposure

Long
Agriculture	29.0%
Energy	32.6%
Industrial Metals	15.0%
Livestock	8.0%
Precious Metals	26.4%

Asset Categories

Money Market Funds	37.3%
Corporate Bonds & Notes	23.1%
Asset-Backed Securities - Non-Agency	15.9%
Residential Mortgage-Backed Securities - Non-Agency	4.9%
Commercial Mortgage-Backed Securities - Non-Agency	3.4%
Other	1.5%

C000097512
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Opportunity Fund
Class Name	Class A
Trading Symbol	INUTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$53	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%	[5]
AssetsNet	$ 2,211,877,666
Holdings Count | Holding	89
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,211,877,666
Total number of portfolio holdings	89
Portfolio turnover for the reporting period	13%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	21.5%
Health Care	13.4%
Information Technology	12.3%
Consumer Staples	9.7%
Industrials	9.3%
Energy	7.9%
Consumer Discretionary	7.8%
Utilities	6.2%
Real Estate	4.2%
Communication Services	3.6%
Other	2.9%

Asset Categories

Common Stocks	93.6%
Convertible Preferred Stocks	4.5%
Other	1.7%

Largest Holdings [Text Block]

Top Holdings

JPMorgan Chase & Co.	3.4%
Exxon Mobil Corp.	3.3%
Goldman Sachs Group, Inc. (The)	3.0%
Johnson & Johnson	2.7%
International Business Machines Corp.	2.7%
Cisco Systems, Inc.	2.6%
AbbVie, Inc.	2.6%
Bank of America Corp.	2.2%
Philip Morris International, Inc.	2.1%
Merck & Co., Inc.	1.9%

C000097514
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Opportunity Fund
Class Name	Class C
Trading Symbol	ACUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$93	1.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.75%	[6]
AssetsNet	$ 2,211,877,666
Holdings Count | Holding	89
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,211,877,666
Total number of portfolio holdings	89
Portfolio turnover for the reporting period	13%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	21.5%
Health Care	13.4%
Information Technology	12.3%
Consumer Staples	9.7%
Industrials	9.3%
Energy	7.9%
Consumer Discretionary	7.8%
Utilities	6.2%
Real Estate	4.2%
Communication Services	3.6%
Other	2.9%

Asset Categories

Common Stocks	93.6%
Convertible Preferred Stocks	4.5%
Other	1.7%

Largest Holdings [Text Block]

Top Holdings

JPMorgan Chase & Co.	3.4%
Exxon Mobil Corp.	3.3%
Goldman Sachs Group, Inc. (The)	3.0%
Johnson & Johnson	2.7%
International Business Machines Corp.	2.7%
Cisco Systems, Inc.	2.6%
AbbVie, Inc.	2.6%
Bank of America Corp.	2.2%
Philip Morris International, Inc.	2.1%
Merck & Co., Inc.	1.9%

C000097520
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Opportunity Fund
Class Name	Institutional Class
Trading Symbol	CDOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$40	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[7]
AssetsNet	$ 2,211,877,666
Holdings Count | Holding	89
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,211,877,666
Total number of portfolio holdings	89
Portfolio turnover for the reporting period	13%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	21.5%
Health Care	13.4%
Information Technology	12.3%
Consumer Staples	9.7%
Industrials	9.3%
Energy	7.9%
Consumer Discretionary	7.8%
Utilities	6.2%
Real Estate	4.2%
Communication Services	3.6%
Other	2.9%

Asset Categories

Common Stocks	93.6%
Convertible Preferred Stocks	4.5%
Other	1.7%

Largest Holdings [Text Block]

Top Holdings

JPMorgan Chase & Co.	3.4%
Exxon Mobil Corp.	3.3%
Goldman Sachs Group, Inc. (The)	3.0%
Johnson & Johnson	2.7%
International Business Machines Corp.	2.7%
Cisco Systems, Inc.	2.6%
AbbVie, Inc.	2.6%
Bank of America Corp.	2.2%
Philip Morris International, Inc.	2.1%
Merck & Co., Inc.	1.9%

C000097518
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Opportunity Fund
Class Name	Institutional 2 Class
Trading Symbol	RSDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$38	0.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%	[8]
AssetsNet	$ 2,211,877,666
Holdings Count | Holding	89
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,211,877,666
Total number of portfolio holdings	89
Portfolio turnover for the reporting period	13%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	21.5%
Health Care	13.4%
Information Technology	12.3%
Consumer Staples	9.7%
Industrials	9.3%
Energy	7.9%
Consumer Discretionary	7.8%
Utilities	6.2%
Real Estate	4.2%
Communication Services	3.6%
Other	2.9%

Asset Categories

Common Stocks	93.6%
Convertible Preferred Stocks	4.5%
Other	1.7%

Largest Holdings [Text Block]

Top Holdings

JPMorgan Chase & Co.	3.4%
Exxon Mobil Corp.	3.3%
Goldman Sachs Group, Inc. (The)	3.0%
Johnson & Johnson	2.7%
International Business Machines Corp.	2.7%
Cisco Systems, Inc.	2.6%
AbbVie, Inc.	2.6%
Bank of America Corp.	2.2%
Philip Morris International, Inc.	2.1%
Merck & Co., Inc.	1.9%

C000121137
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Opportunity Fund
Class Name	Institutional 3 Class
Trading Symbol	CDOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$36	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%	[9]
AssetsNet	$ 2,211,877,666
Holdings Count | Holding	89
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,211,877,666
Total number of portfolio holdings	89
Portfolio turnover for the reporting period	13%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	21.5%
Health Care	13.4%
Information Technology	12.3%
Consumer Staples	9.7%
Industrials	9.3%
Energy	7.9%
Consumer Discretionary	7.8%
Utilities	6.2%
Real Estate	4.2%
Communication Services	3.6%
Other	2.9%

Asset Categories

Common Stocks	93.6%
Convertible Preferred Stocks	4.5%
Other	1.7%

Largest Holdings [Text Block]

Top Holdings

JPMorgan Chase & Co.	3.4%
Exxon Mobil Corp.	3.3%
Goldman Sachs Group, Inc. (The)	3.0%
Johnson & Johnson	2.7%
International Business Machines Corp.	2.7%
Cisco Systems, Inc.	2.6%
AbbVie, Inc.	2.6%
Bank of America Corp.	2.2%
Philip Morris International, Inc.	2.1%
Merck & Co., Inc.	1.9%

C000097516
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Opportunity Fund
Class Name	Class R
Trading Symbol	RSOOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$67	1.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.25%	[10]
AssetsNet	$ 2,211,877,666
Holdings Count | Holding	89
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,211,877,666
Total number of portfolio holdings	89
Portfolio turnover for the reporting period	13%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	21.5%
Health Care	13.4%
Information Technology	12.3%
Consumer Staples	9.7%
Industrials	9.3%
Energy	7.9%
Consumer Discretionary	7.8%
Utilities	6.2%
Real Estate	4.2%
Communication Services	3.6%
Other	2.9%

Asset Categories

Common Stocks	93.6%
Convertible Preferred Stocks	4.5%
Other	1.7%

Largest Holdings [Text Block]

Top Holdings

JPMorgan Chase & Co.	3.4%
Exxon Mobil Corp.	3.3%
Goldman Sachs Group, Inc. (The)	3.0%
Johnson & Johnson	2.7%
International Business Machines Corp.	2.7%
Cisco Systems, Inc.	2.6%
AbbVie, Inc.	2.6%
Bank of America Corp.	2.2%
Philip Morris International, Inc.	2.1%
Merck & Co., Inc.	1.9%

C000255608
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Opportunity Fund
Class Name	Class S
Trading Symbol	CDOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$40	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[11]
AssetsNet	$ 2,211,877,666
Holdings Count | Holding	89
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,211,877,666
Total number of portfolio holdings	89
Portfolio turnover for the reporting period	13%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	21.5%
Health Care	13.4%
Information Technology	12.3%
Consumer Staples	9.7%
Industrials	9.3%
Energy	7.9%
Consumer Discretionary	7.8%
Utilities	6.2%
Real Estate	4.2%
Communication Services	3.6%
Other	2.9%

Asset Categories

Common Stocks	93.6%
Convertible Preferred Stocks	4.5%
Other	1.7%

Largest Holdings [Text Block]

Top Holdings

JPMorgan Chase & Co.	3.4%
Exxon Mobil Corp.	3.3%
Goldman Sachs Group, Inc. (The)	3.0%
Johnson & Johnson	2.7%
International Business Machines Corp.	2.7%
Cisco Systems, Inc.	2.6%
AbbVie, Inc.	2.6%
Bank of America Corp.	2.2%
Philip Morris International, Inc.	2.1%
Merck & Co., Inc.	1.9%

C000102391
Shareholder Report [Line Items]
Fund Name	Columbia Flexible Capital Income Fund
Class Name	Class A
Trading Symbol	CFIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$52	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%	[12]
AssetsNet	$ 1,264,591,639
Holdings Count | Holding	175
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,264,591,639
Total number of portfolio holdings	175
Portfolio turnover for the reporting period	20%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Asset Categories

Common Stocks	36.9%
Corporate Bonds & Notes	36.7%
Convertible Bonds	13.7%
Convertible Preferred Stocks	10.3%
Money Market Funds	1.0%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

AT&T, Inc.	1.1%
Philip Morris International, Inc.	1.1%
M&T Bank Corp.	1.1%
Morgan Stanley	1.0%
U.S. Bancorp	1.0%
Cisco Systems, Inc.	1.0%
PepsiCo, Inc.	1.0%
FirstEnergy Corp. 03/01/2050 3.400%	1.0%
AbbVie, Inc.	1.0%
Bank of America Corp. 7.250%	1.0%

C000102392
Shareholder Report [Line Items]
Fund Name	Columbia Flexible Capital Income Fund
Class Name	Class C
Trading Symbol	CFIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$92	1.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.74%	[13]
AssetsNet	$ 1,264,591,639
Holdings Count | Holding	175
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,264,591,639
Total number of portfolio holdings	175
Portfolio turnover for the reporting period	20%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Asset Categories

Common Stocks	36.9%
Corporate Bonds & Notes	36.7%
Convertible Bonds	13.7%
Convertible Preferred Stocks	10.3%
Money Market Funds	1.0%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

AT&T, Inc.	1.1%
Philip Morris International, Inc.	1.1%
M&T Bank Corp.	1.1%
Morgan Stanley	1.0%
U.S. Bancorp	1.0%
Cisco Systems, Inc.	1.0%
PepsiCo, Inc.	1.0%
FirstEnergy Corp. 03/01/2050 3.400%	1.0%
AbbVie, Inc.	1.0%
Bank of America Corp. 7.250%	1.0%

C000102395
Shareholder Report [Line Items]
Fund Name	Columbia Flexible Capital Income Fund
Class Name	Institutional Class
Trading Symbol	CFIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$39	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[14]
AssetsNet	$ 1,264,591,639
Holdings Count | Holding	175
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,264,591,639
Total number of portfolio holdings	175
Portfolio turnover for the reporting period	20%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Asset Categories

Common Stocks	36.9%
Corporate Bonds & Notes	36.7%
Convertible Bonds	13.7%
Convertible Preferred Stocks	10.3%
Money Market Funds	1.0%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

AT&T, Inc.	1.1%
Philip Morris International, Inc.	1.1%
M&T Bank Corp.	1.1%
Morgan Stanley	1.0%
U.S. Bancorp	1.0%
Cisco Systems, Inc.	1.0%
PepsiCo, Inc.	1.0%
FirstEnergy Corp. 03/01/2050 3.400%	1.0%
AbbVie, Inc.	1.0%
Bank of America Corp. 7.250%	1.0%

C000121144
Shareholder Report [Line Items]
Fund Name	Columbia Flexible Capital Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CFXRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$38	0.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%	[15]
AssetsNet	$ 1,264,591,639
Holdings Count | Holding	175
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,264,591,639
Total number of portfolio holdings	175
Portfolio turnover for the reporting period	20%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Asset Categories

Common Stocks	36.9%
Corporate Bonds & Notes	36.7%
Convertible Bonds	13.7%
Convertible Preferred Stocks	10.3%
Money Market Funds	1.0%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

AT&T, Inc.	1.1%
Philip Morris International, Inc.	1.1%
M&T Bank Corp.	1.1%
Morgan Stanley	1.0%
U.S. Bancorp	1.0%
Cisco Systems, Inc.	1.0%
PepsiCo, Inc.	1.0%
FirstEnergy Corp. 03/01/2050 3.400%	1.0%
AbbVie, Inc.	1.0%
Bank of America Corp. 7.250%	1.0%

C000175683
Shareholder Report [Line Items]
Fund Name	Columbia Flexible Capital Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CFCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$36	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%	[16]
AssetsNet	$ 1,264,591,639
Holdings Count | Holding	175
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,264,591,639
Total number of portfolio holdings	175
Portfolio turnover for the reporting period	20%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Asset Categories

Common Stocks	36.9%
Corporate Bonds & Notes	36.7%
Convertible Bonds	13.7%
Convertible Preferred Stocks	10.3%
Money Market Funds	1.0%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

AT&T, Inc.	1.1%
Philip Morris International, Inc.	1.1%
M&T Bank Corp.	1.1%
Morgan Stanley	1.0%
U.S. Bancorp	1.0%
Cisco Systems, Inc.	1.0%
PepsiCo, Inc.	1.0%
FirstEnergy Corp. 03/01/2050 3.400%	1.0%
AbbVie, Inc.	1.0%
Bank of America Corp. 7.250%	1.0%

C000255611
Shareholder Report [Line Items]
Fund Name	Columbia Flexible Capital Income Fund
Class Name	Class S
Trading Symbol	CFILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$39	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[17]
AssetsNet	$ 1,264,591,639
Holdings Count | Holding	175
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,264,591,639
Total number of portfolio holdings	175
Portfolio turnover for the reporting period	20%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Asset Categories

Common Stocks	36.9%
Corporate Bonds & Notes	36.7%
Convertible Bonds	13.7%
Convertible Preferred Stocks	10.3%
Money Market Funds	1.0%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

AT&T, Inc.	1.1%
Philip Morris International, Inc.	1.1%
M&T Bank Corp.	1.1%
Morgan Stanley	1.0%
U.S. Bancorp	1.0%
Cisco Systems, Inc.	1.0%
PepsiCo, Inc.	1.0%
FirstEnergy Corp. 03/01/2050 3.400%	1.0%
AbbVie, Inc.	1.0%
Bank of America Corp. 7.250%	1.0%

C000097368
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Class A
Trading Symbol	INEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$50	0.97%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%	[18]
AssetsNet	$ 1,177,037,141
Holdings Count | Holding	466
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,177,037,141
Total number of portfolio holdings	466
Portfolio turnover for the reporting period	26%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Asset Categories

Corporate Bonds & Notes	91.0%
Money Market Funds	3.3%
Senior Loans	1.8%
Exchange-Traded Fixed Income Funds	1.7%
Other	0.9%

Largest Holdings [Text Block]

Top Holdings

Columbia US High Yield ETF	1.4%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.7%
Condor Merger Sub, Inc. 02/15/2030 7.375%	0.6%
Altice France 03/15/2032 6.500%	0.6%
NextEra Energy Partners LP 06/15/2026 2.500%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
ZF North America Capital, Inc. 04/23/2032 6.875%	0.6%
Watco Cos LLC/Finance Corp. 08/01/2032 7.125%	0.5%
HUB International, Ltd. 06/15/2030 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%

C000097370
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Class C
Trading Symbol	APECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$88	1.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.72%	[19]
AssetsNet	$ 1,177,037,141
Holdings Count | Holding	466
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,177,037,141
Total number of portfolio holdings	466
Portfolio turnover for the reporting period	26%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Asset Categories

Corporate Bonds & Notes	91.0%
Money Market Funds	3.3%
Senior Loans	1.8%
Exchange-Traded Fixed Income Funds	1.7%
Other	0.9%

Largest Holdings [Text Block]

Top Holdings

Columbia US High Yield ETF	1.4%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.7%
Condor Merger Sub, Inc. 02/15/2030 7.375%	0.6%
Altice France 03/15/2032 6.500%	0.6%
NextEra Energy Partners LP 06/15/2026 2.500%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
ZF North America Capital, Inc. 04/23/2032 6.875%	0.6%
Watco Cos LLC/Finance Corp. 08/01/2032 7.125%	0.5%
HUB International, Ltd. 06/15/2030 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%

C000097377
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Institutional Class
Trading Symbol	CHYZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$37	0.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[20]
AssetsNet	$ 1,177,037,141
Holdings Count | Holding	466
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,177,037,141
Total number of portfolio holdings	466
Portfolio turnover for the reporting period	26%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Asset Categories

Corporate Bonds & Notes	91.0%
Money Market Funds	3.3%
Senior Loans	1.8%
Exchange-Traded Fixed Income Funds	1.7%
Other	0.9%

Largest Holdings [Text Block]

Top Holdings

Columbia US High Yield ETF	1.4%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.7%
Condor Merger Sub, Inc. 02/15/2030 7.375%	0.6%
Altice France 03/15/2032 6.500%	0.6%
NextEra Energy Partners LP 06/15/2026 2.500%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
ZF North America Capital, Inc. 04/23/2032 6.875%	0.6%
Watco Cos LLC/Finance Corp. 08/01/2032 7.125%	0.5%
HUB International, Ltd. 06/15/2030 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%

C000097375
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	RSHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$34	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[21]
AssetsNet	$ 1,177,037,141
Holdings Count | Holding	466
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,177,037,141
Total number of portfolio holdings	466
Portfolio turnover for the reporting period	26%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Asset Categories

Corporate Bonds & Notes	91.0%
Money Market Funds	3.3%
Senior Loans	1.8%
Exchange-Traded Fixed Income Funds	1.7%
Other	0.9%

Largest Holdings [Text Block]

Top Holdings

Columbia US High Yield ETF	1.4%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.7%
Condor Merger Sub, Inc. 02/15/2030 7.375%	0.6%
Altice France 03/15/2032 6.500%	0.6%
NextEra Energy Partners LP 06/15/2026 2.500%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
ZF North America Capital, Inc. 04/23/2032 6.875%	0.6%
Watco Cos LLC/Finance Corp. 08/01/2032 7.125%	0.5%
HUB International, Ltd. 06/15/2030 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%

C000121135
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CHYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[22]
AssetsNet	$ 1,177,037,141
Holdings Count | Holding	466
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,177,037,141
Total number of portfolio holdings	466
Portfolio turnover for the reporting period	26%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Asset Categories

Corporate Bonds & Notes	91.0%
Money Market Funds	3.3%
Senior Loans	1.8%
Exchange-Traded Fixed Income Funds	1.7%
Other	0.9%

Largest Holdings [Text Block]

Top Holdings

Columbia US High Yield ETF	1.4%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.7%
Condor Merger Sub, Inc. 02/15/2030 7.375%	0.6%
Altice France 03/15/2032 6.500%	0.6%
NextEra Energy Partners LP 06/15/2026 2.500%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
ZF North America Capital, Inc. 04/23/2032 6.875%	0.6%
Watco Cos LLC/Finance Corp. 08/01/2032 7.125%	0.5%
HUB International, Ltd. 06/15/2030 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%

C000097372
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Class R
Trading Symbol	CHBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$63	1.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%	[23]
AssetsNet	$ 1,177,037,141
Holdings Count | Holding	466
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,177,037,141
Total number of portfolio holdings	466
Portfolio turnover for the reporting period	26%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Asset Categories

Corporate Bonds & Notes	91.0%
Money Market Funds	3.3%
Senior Loans	1.8%
Exchange-Traded Fixed Income Funds	1.7%
Other	0.9%

Largest Holdings [Text Block]

Top Holdings

Columbia US High Yield ETF	1.4%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.7%
Condor Merger Sub, Inc. 02/15/2030 7.375%	0.6%
Altice France 03/15/2032 6.500%	0.6%
NextEra Energy Partners LP 06/15/2026 2.500%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
ZF North America Capital, Inc. 04/23/2032 6.875%	0.6%
Watco Cos LLC/Finance Corp. 08/01/2032 7.125%	0.5%
HUB International, Ltd. 06/15/2030 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%

C000255607
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Class S
Trading Symbol	CHYEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$37	0.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[24]
AssetsNet	$ 1,177,037,141
Holdings Count | Holding	466
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,177,037,141
Total number of portfolio holdings	466
Portfolio turnover for the reporting period	26%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Asset Categories

Corporate Bonds & Notes	91.0%
Money Market Funds	3.3%
Senior Loans	1.8%
Exchange-Traded Fixed Income Funds	1.7%
Other	0.9%

Largest Holdings [Text Block]

Top Holdings

Columbia US High Yield ETF	1.4%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.7%
Condor Merger Sub, Inc. 02/15/2030 7.375%	0.6%
Altice France 03/15/2032 6.500%	0.6%
NextEra Energy Partners LP 06/15/2026 2.500%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
ZF North America Capital, Inc. 04/23/2032 6.875%	0.6%
Watco Cos LLC/Finance Corp. 08/01/2032 7.125%	0.5%
HUB International, Ltd. 06/15/2030 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%

C000097428
Shareholder Report [Line Items]
Fund Name	Columbia Intrinsic Value Fund
Class Name	Class A
Trading Symbol	INDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Intrinsic Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$52	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.96%	[25]
AssetsNet	$ 2,734,608,687
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,734,608,687
Total number of portfolio holdings	65
Portfolio turnover for the reporting period	9%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	21.2%
Industrials	15.3%
Health Care	11.2%
Information Technology	10.7%
Communication Services	8.6%
Consumer Staples	8.6%
Consumer Discretionary	6.5%
Energy	6.2%
Utilities	4.7%
Real Estate	3.8%
Other	2.5%

Asset Categories

Common Stocks	99.2%
Other	0.7%

Largest Holdings [Text Block]

Top Holdings

Alphabet, Inc., Class A	5.3%
JPMorgan Chase & Co.	4.1%
Walmart, Inc.	3.0%
Exxon Mobil Corp.	2.7%
Berkshire Hathaway, Inc., Class B	2.6%
Amazon.com, Inc.	2.2%
Philip Morris International, Inc.	2.1%
Bank of New York Mellon Corp. (The)	2.1%
Citigroup, Inc.	2.0%
Las Vegas Sands Corp.	2.0%

C000097430
Shareholder Report [Line Items]
Fund Name	Columbia Intrinsic Value Fund
Class Name	Class C
Trading Symbol	ADECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Intrinsic Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$92	1.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.71%	[26]
AssetsNet	$ 2,734,608,687
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,734,608,687
Total number of portfolio holdings	65
Portfolio turnover for the reporting period	9%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	21.2%
Industrials	15.3%
Health Care	11.2%
Information Technology	10.7%
Communication Services	8.6%
Consumer Staples	8.6%
Consumer Discretionary	6.5%
Energy	6.2%
Utilities	4.7%
Real Estate	3.8%
Other	2.5%

Asset Categories

Common Stocks	99.2%
Other	0.7%

Largest Holdings [Text Block]

Top Holdings

Alphabet, Inc., Class A	5.3%
JPMorgan Chase & Co.	4.1%
Walmart, Inc.	3.0%
Exxon Mobil Corp.	2.7%
Berkshire Hathaway, Inc., Class B	2.6%
Amazon.com, Inc.	2.2%
Philip Morris International, Inc.	2.1%
Bank of New York Mellon Corp. (The)	2.1%
Citigroup, Inc.	2.0%
Las Vegas Sands Corp.	2.0%

C000097437
Shareholder Report [Line Items]
Fund Name	Columbia Intrinsic Value Fund
Class Name	Institutional Class
Trading Symbol	CDVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Intrinsic Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$38	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%	[27]
AssetsNet	$ 2,734,608,687
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,734,608,687
Total number of portfolio holdings	65
Portfolio turnover for the reporting period	9%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	21.2%
Industrials	15.3%
Health Care	11.2%
Information Technology	10.7%
Communication Services	8.6%
Consumer Staples	8.6%
Consumer Discretionary	6.5%
Energy	6.2%
Utilities	4.7%
Real Estate	3.8%
Other	2.5%

Asset Categories

Common Stocks	99.2%
Other	0.7%

Largest Holdings [Text Block]

Top Holdings

Alphabet, Inc., Class A	5.3%
JPMorgan Chase & Co.	4.1%
Walmart, Inc.	3.0%
Exxon Mobil Corp.	2.7%
Berkshire Hathaway, Inc., Class B	2.6%
Amazon.com, Inc.	2.2%
Philip Morris International, Inc.	2.1%
Bank of New York Mellon Corp. (The)	2.1%
Citigroup, Inc.	2.0%
Las Vegas Sands Corp.	2.0%

C000097435
Shareholder Report [Line Items]
Fund Name	Columbia Intrinsic Value Fund
Class Name	Institutional 2 Class
Trading Symbol	RSEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Intrinsic Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$37	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%	[28]
AssetsNet	$ 2,734,608,687
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,734,608,687
Total number of portfolio holdings	65
Portfolio turnover for the reporting period	9%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	21.2%
Industrials	15.3%
Health Care	11.2%
Information Technology	10.7%
Communication Services	8.6%
Consumer Staples	8.6%
Consumer Discretionary	6.5%
Energy	6.2%
Utilities	4.7%
Real Estate	3.8%
Other	2.5%

Asset Categories

Common Stocks	99.2%
Other	0.7%

Largest Holdings [Text Block]

Top Holdings

Alphabet, Inc., Class A	5.3%
JPMorgan Chase & Co.	4.1%
Walmart, Inc.	3.0%
Exxon Mobil Corp.	2.7%
Berkshire Hathaway, Inc., Class B	2.6%
Amazon.com, Inc.	2.2%
Philip Morris International, Inc.	2.1%
Bank of New York Mellon Corp. (The)	2.1%
Citigroup, Inc.	2.0%
Las Vegas Sands Corp.	2.0%

C000119014
Shareholder Report [Line Items]
Fund Name	Columbia Intrinsic Value Fund
Class Name	Institutional 3 Class
Trading Symbol	CDEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Intrinsic Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$35	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.64%	[29]
AssetsNet	$ 2,734,608,687
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,734,608,687
Total number of portfolio holdings	65
Portfolio turnover for the reporting period	9%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	21.2%
Industrials	15.3%
Health Care	11.2%
Information Technology	10.7%
Communication Services	8.6%
Consumer Staples	8.6%
Consumer Discretionary	6.5%
Energy	6.2%
Utilities	4.7%
Real Estate	3.8%
Other	2.5%

Asset Categories

Common Stocks	99.2%
Other	0.7%

Largest Holdings [Text Block]

Top Holdings

Alphabet, Inc., Class A	5.3%
JPMorgan Chase & Co.	4.1%
Walmart, Inc.	3.0%
Exxon Mobil Corp.	2.7%
Berkshire Hathaway, Inc., Class B	2.6%
Amazon.com, Inc.	2.2%
Philip Morris International, Inc.	2.1%
Bank of New York Mellon Corp. (The)	2.1%
Citigroup, Inc.	2.0%
Las Vegas Sands Corp.	2.0%

C000140950
Shareholder Report [Line Items]
Fund Name	Columbia Mortgage Opportunities Fund
Class Name	Class A
Trading Symbol	CLMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$52	1.01%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%	[30]
AssetsNet	$ 2,518,393,483
Holdings Count | Holding	481
InvestmentCompanyPortfolioTurnover	349.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,518,393,483
Total number of portfolio holdings	481
Portfolio turnover for the reporting period	349%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	7%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Credit Risk	7.5%
Interest Rate Risk	82.2%
Short
Credit Risk	4.0%
Interest Rate Risk	200.2%

Asset Categories

Residential Mortgage-Backed Securities - Agency	118.8%
Residential Mortgage-Backed Securities - Non-Agency	49.1%
Asset-Backed Securities - Non-Agency	10.3%
Money Market Funds	5.6%
Commercial Mortgage-Backed Securities - Non-Agency	1.4%
Other	1.7%

C000140951
Shareholder Report [Line Items]
Fund Name	Columbia Mortgage Opportunities Fund
Class Name	Class C
Trading Symbol	CLMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$91	1.77%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.77%	[31]
AssetsNet	$ 2,518,393,483
Holdings Count | Holding	481
InvestmentCompanyPortfolioTurnover	349.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,518,393,483
Total number of portfolio holdings	481
Portfolio turnover for the reporting period	349%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	7%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Credit Risk	7.5%
Interest Rate Risk	82.2%
Short
Credit Risk	4.0%
Interest Rate Risk	200.2%

Asset Categories

Residential Mortgage-Backed Securities - Agency	118.8%
Residential Mortgage-Backed Securities - Non-Agency	49.1%
Asset-Backed Securities - Non-Agency	10.3%
Money Market Funds	5.6%
Commercial Mortgage-Backed Securities - Non-Agency	1.4%
Other	1.7%

C000140955
Shareholder Report [Line Items]
Fund Name	Columbia Mortgage Opportunities Fund
Class Name	Institutional Class
Trading Symbol	CLMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$39	0.76%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[32]
AssetsNet	$ 2,518,393,483
Holdings Count | Holding	481
InvestmentCompanyPortfolioTurnover	349.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,518,393,483
Total number of portfolio holdings	481
Portfolio turnover for the reporting period	349%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	7%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Credit Risk	7.5%
Interest Rate Risk	82.2%
Short
Credit Risk	4.0%
Interest Rate Risk	200.2%

Asset Categories

Residential Mortgage-Backed Securities - Agency	118.8%
Residential Mortgage-Backed Securities - Non-Agency	49.1%
Asset-Backed Securities - Non-Agency	10.3%
Money Market Funds	5.6%
Commercial Mortgage-Backed Securities - Non-Agency	1.4%
Other	1.7%

C000140954
Shareholder Report [Line Items]
Fund Name	Columbia Mortgage Opportunities Fund
Class Name	Institutional 2 Class
Trading Symbol	CLMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$37	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[33]
AssetsNet	$ 2,518,393,483
Holdings Count | Holding	481
InvestmentCompanyPortfolioTurnover	349.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,518,393,483
Total number of portfolio holdings	481
Portfolio turnover for the reporting period	349%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	7%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Credit Risk	7.5%
Interest Rate Risk	82.2%
Short
Credit Risk	4.0%
Interest Rate Risk	200.2%

Asset Categories

Residential Mortgage-Backed Securities - Agency	118.8%
Residential Mortgage-Backed Securities - Non-Agency	49.1%
Asset-Backed Securities - Non-Agency	10.3%
Money Market Funds	5.6%
Commercial Mortgage-Backed Securities - Non-Agency	1.4%
Other	1.7%

C000175684
Shareholder Report [Line Items]
Fund Name	Columbia Mortgage Opportunities Fund
Class Name	Institutional 3 Class
Trading Symbol	CMOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$35	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[34]
AssetsNet	$ 2,518,393,483
Holdings Count | Holding	481
InvestmentCompanyPortfolioTurnover	349.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,518,393,483
Total number of portfolio holdings	481
Portfolio turnover for the reporting period	349%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	7%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Credit Risk	7.5%
Interest Rate Risk	82.2%
Short
Credit Risk	4.0%
Interest Rate Risk	200.2%

Asset Categories

Residential Mortgage-Backed Securities - Agency	118.8%
Residential Mortgage-Backed Securities - Non-Agency	49.1%
Asset-Backed Securities - Non-Agency	10.3%
Money Market Funds	5.6%
Commercial Mortgage-Backed Securities - Non-Agency	1.4%
Other	1.7%

C000255612
Shareholder Report [Line Items]
Fund Name	Columbia Mortgage Opportunities Fund
Class Name	Class S
Trading Symbol	CLMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$40	0.77%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[35]
AssetsNet	$ 2,518,393,483
Holdings Count | Holding	481
InvestmentCompanyPortfolioTurnover	349.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,518,393,483
Total number of portfolio holdings	481
Portfolio turnover for the reporting period	349%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	7%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Credit Risk	7.5%
Interest Rate Risk	82.2%
Short
Credit Risk	4.0%
Interest Rate Risk	200.2%

Asset Categories

Residential Mortgage-Backed Securities - Agency	118.8%
Residential Mortgage-Backed Securities - Non-Agency	49.1%
Asset-Backed Securities - Non-Agency	10.3%
Money Market Funds	5.6%
Commercial Mortgage-Backed Securities - Non-Agency	1.4%
Other	1.7%

C000097356
Shareholder Report [Line Items]
Fund Name	Columbia Quality Income Fund
Class Name	Class A
Trading Symbol	AUGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$46	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[36]
AssetsNet	$ 1,201,931,315
Holdings Count | Holding	328
InvestmentCompanyPortfolioTurnover	180.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,201,931,315
Total number of portfolio holdings	328
Portfolio turnover for the reporting period	180%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	11%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Asset Categories

Residential Mortgage-Backed Securities - Agency	92.9%
Residential Mortgage-Backed Securities - Non-Agency	19.1%
Asset-Backed Securities - Non-Agency	5.9%
Money Market Funds	3.4%
Commercial Mortgage-Backed Securities - Non-Agency	3.2%
Other	1.8%

Largest Holdings [Text Block]

Top Holdings

Uniform Mortgage-Backed Security TBA 12/13/2053 4.500%	7.4%
Government National Mortgage Association TBA 12/20/2053 4.500%	5.3%
Uniform Mortgage-Backed Security TBA 12/12/2054 3.500%	3.1%
Uniform Mortgage-Backed Security TBA 12/16/2040 3.000%	2.9%
Federal National Mortgage Association 08/01/2052 4.000%	2.4%
Federal National Mortgage Association 11/01/2052 4.500%	2.0%
Uniform Mortgage-Backed Security TBA 12/13/2053 5.500%	1.9%
Federal Home Loan Mortgage Corp. 08/01/2052 3.000%	1.7%
Federal National Mortgage Association 04/01/2051 2.000%	1.7%
Uniform Mortgage-Backed Security TBA 12/11/2055 6.000%	1.6%

C000097358
Shareholder Report [Line Items]
Fund Name	Columbia Quality Income Fund
Class Name	Class C
Trading Symbol	AUGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$84	1.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.64%	[37]
AssetsNet	$ 1,201,931,315
Holdings Count | Holding	328
InvestmentCompanyPortfolioTurnover	180.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,201,931,315
Total number of portfolio holdings	328
Portfolio turnover for the reporting period	180%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	11%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Asset Categories

Residential Mortgage-Backed Securities - Agency	92.9%
Residential Mortgage-Backed Securities - Non-Agency	19.1%
Asset-Backed Securities - Non-Agency	5.9%
Money Market Funds	3.4%
Commercial Mortgage-Backed Securities - Non-Agency	3.2%
Other	1.8%

Largest Holdings [Text Block]

Top Holdings

Uniform Mortgage-Backed Security TBA 12/13/2053 4.500%	7.4%
Government National Mortgage Association TBA 12/20/2053 4.500%	5.3%
Uniform Mortgage-Backed Security TBA 12/12/2054 3.500%	3.1%
Uniform Mortgage-Backed Security TBA 12/16/2040 3.000%	2.9%
Federal National Mortgage Association 08/01/2052 4.000%	2.4%
Federal National Mortgage Association 11/01/2052 4.500%	2.0%
Uniform Mortgage-Backed Security TBA 12/13/2053 5.500%	1.9%
Federal Home Loan Mortgage Corp. 08/01/2052 3.000%	1.7%
Federal National Mortgage Association 04/01/2051 2.000%	1.7%
Uniform Mortgage-Backed Security TBA 12/11/2055 6.000%	1.6%

C000097361
Shareholder Report [Line Items]
Fund Name	Columbia Quality Income Fund
Class Name	Institutional Class
Trading Symbol	CUGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$33	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[38]
AssetsNet	$ 1,201,931,315
Holdings Count | Holding	328
InvestmentCompanyPortfolioTurnover	180.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,201,931,315
Total number of portfolio holdings	328
Portfolio turnover for the reporting period	180%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	11%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Asset Categories

Residential Mortgage-Backed Securities - Agency	92.9%
Residential Mortgage-Backed Securities - Non-Agency	19.1%
Asset-Backed Securities - Non-Agency	5.9%
Money Market Funds	3.4%
Commercial Mortgage-Backed Securities - Non-Agency	3.2%
Other	1.8%

Largest Holdings [Text Block]

Top Holdings

Uniform Mortgage-Backed Security TBA 12/13/2053 4.500%	7.4%
Government National Mortgage Association TBA 12/20/2053 4.500%	5.3%
Uniform Mortgage-Backed Security TBA 12/12/2054 3.500%	3.1%
Uniform Mortgage-Backed Security TBA 12/16/2040 3.000%	2.9%
Federal National Mortgage Association 08/01/2052 4.000%	2.4%
Federal National Mortgage Association 11/01/2052 4.500%	2.0%
Uniform Mortgage-Backed Security TBA 12/13/2053 5.500%	1.9%
Federal Home Loan Mortgage Corp. 08/01/2052 3.000%	1.7%
Federal National Mortgage Association 04/01/2051 2.000%	1.7%
Uniform Mortgage-Backed Security TBA 12/11/2055 6.000%	1.6%

C000121134
Shareholder Report [Line Items]
Fund Name	Columbia Quality Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CGVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$28	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[39]
AssetsNet	$ 1,201,931,315
Holdings Count | Holding	328
InvestmentCompanyPortfolioTurnover	180.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,201,931,315
Total number of portfolio holdings	328
Portfolio turnover for the reporting period	180%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	11%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Asset Categories

Residential Mortgage-Backed Securities - Agency	92.9%
Residential Mortgage-Backed Securities - Non-Agency	19.1%
Asset-Backed Securities - Non-Agency	5.9%
Money Market Funds	3.4%
Commercial Mortgage-Backed Securities - Non-Agency	3.2%
Other	1.8%

Largest Holdings [Text Block]

Top Holdings

Uniform Mortgage-Backed Security TBA 12/13/2053 4.500%	7.4%
Government National Mortgage Association TBA 12/20/2053 4.500%	5.3%
Uniform Mortgage-Backed Security TBA 12/12/2054 3.500%	3.1%
Uniform Mortgage-Backed Security TBA 12/16/2040 3.000%	2.9%
Federal National Mortgage Association 08/01/2052 4.000%	2.4%
Federal National Mortgage Association 11/01/2052 4.500%	2.0%
Uniform Mortgage-Backed Security TBA 12/13/2053 5.500%	1.9%
Federal Home Loan Mortgage Corp. 08/01/2052 3.000%	1.7%
Federal National Mortgage Association 04/01/2051 2.000%	1.7%
Uniform Mortgage-Backed Security TBA 12/11/2055 6.000%	1.6%

C000149222
Shareholder Report [Line Items]
Fund Name	Columbia Quality Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CUGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$26	0.51%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[40]
AssetsNet	$ 1,201,931,315
Holdings Count | Holding	328
InvestmentCompanyPortfolioTurnover	180.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,201,931,315
Total number of portfolio holdings	328
Portfolio turnover for the reporting period	180%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	11%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Asset Categories

Residential Mortgage-Backed Securities - Agency	92.9%
Residential Mortgage-Backed Securities - Non-Agency	19.1%
Asset-Backed Securities - Non-Agency	5.9%
Money Market Funds	3.4%
Commercial Mortgage-Backed Securities - Non-Agency	3.2%
Other	1.8%

Largest Holdings [Text Block]

Top Holdings

Uniform Mortgage-Backed Security TBA 12/13/2053 4.500%	7.4%
Government National Mortgage Association TBA 12/20/2053 4.500%	5.3%
Uniform Mortgage-Backed Security TBA 12/12/2054 3.500%	3.1%
Uniform Mortgage-Backed Security TBA 12/16/2040 3.000%	2.9%
Federal National Mortgage Association 08/01/2052 4.000%	2.4%
Federal National Mortgage Association 11/01/2052 4.500%	2.0%
Uniform Mortgage-Backed Security TBA 12/13/2053 5.500%	1.9%
Federal Home Loan Mortgage Corp. 08/01/2052 3.000%	1.7%
Federal National Mortgage Association 04/01/2051 2.000%	1.7%
Uniform Mortgage-Backed Security TBA 12/11/2055 6.000%	1.6%

C000097571
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Value Fund
Class Name	Class A
Trading Symbol	SLVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$44	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%	[41]
AssetsNet	$ 2,734,762,319
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,734,762,319
Total number of portfolio holdings	38
Portfolio turnover for the reporting period	17%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	17.9%
Information Technology	14.2%
Health Care	13.2%
Industrials	12.8%
Energy	10.0%
Utilities	6.2%
Materials	5.8%
Communication Services	5.6%
Consumer Staples	4.4%
Consumer Discretionary	2.9%
Other	2.8%

Asset Categories

Common Stocks	95.8%
Money Market Funds	4.1%

Largest Holdings [Text Block]

Top Holdings

EPAM Systems, Inc.	3.9%
Verizon Communications, Inc.	3.5%
Freeport-McMoRan, Inc.	3.3%
AES Corp. (The)	3.3%
CVS Health Corp.	3.2%
Boeing Co. (The)	3.1%
Williams Companies, Inc. (The)	3.1%
TechnipFMC PLC	3.0%
Southwest Airlines Co.	3.0%
Morgan Stanley	3.0%

C000097573
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Value Fund
Class Name	Class C
Trading Symbol	SVLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$84	1.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.55%	[42]
AssetsNet	$ 2,734,762,319
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,734,762,319
Total number of portfolio holdings	38
Portfolio turnover for the reporting period	17%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	17.9%
Information Technology	14.2%
Health Care	13.2%
Industrials	12.8%
Energy	10.0%
Utilities	6.2%
Materials	5.8%
Communication Services	5.6%
Consumer Staples	4.4%
Consumer Discretionary	2.9%
Other	2.8%

Asset Categories

Common Stocks	95.8%
Money Market Funds	4.1%

Largest Holdings [Text Block]

Top Holdings

EPAM Systems, Inc.	3.9%
Verizon Communications, Inc.	3.5%
Freeport-McMoRan, Inc.	3.3%
AES Corp. (The)	3.3%
CVS Health Corp.	3.2%
Boeing Co. (The)	3.1%
Williams Companies, Inc. (The)	3.1%
TechnipFMC PLC	3.0%
Southwest Airlines Co.	3.0%
Morgan Stanley	3.0%

C000097579
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CSVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$30	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%	[43]
AssetsNet	$ 2,734,762,319
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,734,762,319
Total number of portfolio holdings	38
Portfolio turnover for the reporting period	17%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	17.9%
Information Technology	14.2%
Health Care	13.2%
Industrials	12.8%
Energy	10.0%
Utilities	6.2%
Materials	5.8%
Communication Services	5.6%
Consumer Staples	4.4%
Consumer Discretionary	2.9%
Other	2.8%

Asset Categories

Common Stocks	95.8%
Money Market Funds	4.1%

Largest Holdings [Text Block]

Top Holdings

EPAM Systems, Inc.	3.9%
Verizon Communications, Inc.	3.5%
Freeport-McMoRan, Inc.	3.3%
AES Corp. (The)	3.3%
CVS Health Corp.	3.2%
Boeing Co. (The)	3.1%
Williams Companies, Inc. (The)	3.1%
TechnipFMC PLC	3.0%
Southwest Airlines Co.	3.0%
Morgan Stanley	3.0%

C000097577
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Value Fund
Class Name	Institutional 2 Class
Trading Symbol	SLVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$26	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%	[44]
AssetsNet	$ 2,734,762,319
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,734,762,319
Total number of portfolio holdings	38
Portfolio turnover for the reporting period	17%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	17.9%
Information Technology	14.2%
Health Care	13.2%
Industrials	12.8%
Energy	10.0%
Utilities	6.2%
Materials	5.8%
Communication Services	5.6%
Consumer Staples	4.4%
Consumer Discretionary	2.9%
Other	2.8%

Asset Categories

Common Stocks	95.8%
Money Market Funds	4.1%

Largest Holdings [Text Block]

Top Holdings

EPAM Systems, Inc.	3.9%
Verizon Communications, Inc.	3.5%
Freeport-McMoRan, Inc.	3.3%
AES Corp. (The)	3.3%
CVS Health Corp.	3.2%
Boeing Co. (The)	3.1%
Williams Companies, Inc. (The)	3.1%
TechnipFMC PLC	3.0%
Southwest Airlines Co.	3.0%
Morgan Stanley	3.0%

C000149223
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Value Fund
Class Name	Institutional 3 Class
Trading Symbol	CSRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$23	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%	[45]
AssetsNet	$ 2,734,762,319
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,734,762,319
Total number of portfolio holdings	38
Portfolio turnover for the reporting period	17%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	17.9%
Information Technology	14.2%
Health Care	13.2%
Industrials	12.8%
Energy	10.0%
Utilities	6.2%
Materials	5.8%
Communication Services	5.6%
Consumer Staples	4.4%
Consumer Discretionary	2.9%
Other	2.8%

Asset Categories

Common Stocks	95.8%
Money Market Funds	4.1%

Largest Holdings [Text Block]

Top Holdings

EPAM Systems, Inc.	3.9%
Verizon Communications, Inc.	3.5%
Freeport-McMoRan, Inc.	3.3%
AES Corp. (The)	3.3%
CVS Health Corp.	3.2%
Boeing Co. (The)	3.1%
Williams Companies, Inc. (The)	3.1%
TechnipFMC PLC	3.0%
Southwest Airlines Co.	3.0%
Morgan Stanley	3.0%

C000097575
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Value Fund
Class Name	Class R
Trading Symbol	SLVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$57	1.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.05%	[46]
AssetsNet	$ 2,734,762,319
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,734,762,319
Total number of portfolio holdings	38
Portfolio turnover for the reporting period	17%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	17.9%
Information Technology	14.2%
Health Care	13.2%
Industrials	12.8%
Energy	10.0%
Utilities	6.2%
Materials	5.8%
Communication Services	5.6%
Consumer Staples	4.4%
Consumer Discretionary	2.9%
Other	2.8%

Asset Categories

Common Stocks	95.8%
Money Market Funds	4.1%

Largest Holdings [Text Block]

Top Holdings

EPAM Systems, Inc.	3.9%
Verizon Communications, Inc.	3.5%
Freeport-McMoRan, Inc.	3.3%
AES Corp. (The)	3.3%
CVS Health Corp.	3.2%
Boeing Co. (The)	3.1%
Williams Companies, Inc. (The)	3.1%
TechnipFMC PLC	3.0%
Southwest Airlines Co.	3.0%
Morgan Stanley	3.0%

C000255610
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Value Fund
Class Name	Class S
Trading Symbol	CSVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$30	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%	[47]
AssetsNet	$ 2,734,762,319
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,734,762,319
Total number of portfolio holdings	38
Portfolio turnover for the reporting period	17%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	17.9%
Information Technology	14.2%
Health Care	13.2%
Industrials	12.8%
Energy	10.0%
Utilities	6.2%
Materials	5.8%
Communication Services	5.6%
Consumer Staples	4.4%
Consumer Discretionary	2.9%
Other	2.8%

Asset Categories

Common Stocks	95.8%
Money Market Funds	4.1%

Largest Holdings [Text Block]

Top Holdings

EPAM Systems, Inc.	3.9%
Verizon Communications, Inc.	3.5%
Freeport-McMoRan, Inc.	3.3%
AES Corp. (The)	3.3%
CVS Health Corp.	3.2%
Boeing Co. (The)	3.1%
Williams Companies, Inc. (The)	3.1%
TechnipFMC PLC	3.0%
Southwest Airlines Co.	3.0%
Morgan Stanley	3.0%

C000097587
Shareholder Report [Line Items]
Fund Name	Columbia Select Small Cap Value Fund
Class Name	Class A
Trading Symbol	SSCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Small Cap Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$65	1.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.21%	[48]
AssetsNet	$ 378,154,006
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$378,154,006
Total number of portfolio holdings	56
Portfolio turnover for the reporting period	6%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	27.1%
Industrials	17.1%
Information Technology	11.0%
Health Care	10.2%
Consumer Discretionary	9.3%
Real Estate	8.6%
Energy	5.7%
Materials	4.8%
Utilities	3.1%
Consumer Staples	2.5%

Asset Categories

Common Stocks	99.4%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

MACOM Technology Solutions Holdings, Inc.	3.2%
Portland General Electric Co.	3.2%
Axos Financial, Inc.	2.9%
Viavi Solutions, Inc.	2.8%
Kratos Defense & Security Solutions, Inc.	2.7%
Outfront Media, Inc.	2.7%
Atmus Filtration Technologies, Inc.	2.7%
Primoris Services Corp.	2.6%
Kontoor Brands, Inc.	2.6%
Stock Yards Bancorp, Inc.	2.6%

C000097594
Shareholder Report [Line Items]
Fund Name	Columbia Select Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CSSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Small Cap Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$52	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.96%	[49]
AssetsNet	$ 378,154,006
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$378,154,006
Total number of portfolio holdings	56
Portfolio turnover for the reporting period	6%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	27.1%
Industrials	17.1%
Information Technology	11.0%
Health Care	10.2%
Consumer Discretionary	9.3%
Real Estate	8.6%
Energy	5.7%
Materials	4.8%
Utilities	3.1%
Consumer Staples	2.5%

Asset Categories

Common Stocks	99.4%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

MACOM Technology Solutions Holdings, Inc.	3.2%
Portland General Electric Co.	3.2%
Axos Financial, Inc.	2.9%
Viavi Solutions, Inc.	2.8%
Kratos Defense & Security Solutions, Inc.	2.7%
Outfront Media, Inc.	2.7%
Atmus Filtration Technologies, Inc.	2.7%
Primoris Services Corp.	2.6%
Kontoor Brands, Inc.	2.6%
Stock Yards Bancorp, Inc.	2.6%

C000097593
Shareholder Report [Line Items]
Fund Name	Columbia Select Small Cap Value Fund
Class Name	Institutional 2 Class
Trading Symbol	SSVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Small Cap Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$49	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.91%	[50]
AssetsNet	$ 378,154,006
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$378,154,006
Total number of portfolio holdings	56
Portfolio turnover for the reporting period	6%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	27.1%
Industrials	17.1%
Information Technology	11.0%
Health Care	10.2%
Consumer Discretionary	9.3%
Real Estate	8.6%
Energy	5.7%
Materials	4.8%
Utilities	3.1%
Consumer Staples	2.5%

Asset Categories

Common Stocks	99.4%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

MACOM Technology Solutions Holdings, Inc.	3.2%
Portland General Electric Co.	3.2%
Axos Financial, Inc.	2.9%
Viavi Solutions, Inc.	2.8%
Kratos Defense & Security Solutions, Inc.	2.7%
Outfront Media, Inc.	2.7%
Atmus Filtration Technologies, Inc.	2.7%
Primoris Services Corp.	2.6%
Kontoor Brands, Inc.	2.6%
Stock Yards Bancorp, Inc.	2.6%

C000149224
Shareholder Report [Line Items]
Fund Name	Columbia Select Small Cap Value Fund
Class Name	Institutional 3 Class
Trading Symbol	CSSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Small Cap Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$46	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%	[51]
AssetsNet	$ 378,154,006
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$378,154,006
Total number of portfolio holdings	56
Portfolio turnover for the reporting period	6%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	27.1%
Industrials	17.1%
Information Technology	11.0%
Health Care	10.2%
Consumer Discretionary	9.3%
Real Estate	8.6%
Energy	5.7%
Materials	4.8%
Utilities	3.1%
Consumer Staples	2.5%

Asset Categories

Common Stocks	99.4%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

MACOM Technology Solutions Holdings, Inc.	3.2%
Portland General Electric Co.	3.2%
Axos Financial, Inc.	2.9%
Viavi Solutions, Inc.	2.8%
Kratos Defense & Security Solutions, Inc.	2.7%
Outfront Media, Inc.	2.7%
Atmus Filtration Technologies, Inc.	2.7%
Primoris Services Corp.	2.6%
Kontoor Brands, Inc.	2.6%
Stock Yards Bancorp, Inc.	2.6%

C000097546
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Class A
Trading Symbol	SLMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$71	1.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.15%	[52]
AssetsNet	$ 18,822,976,693
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$18,822,976,693
Total number of portfolio holdings	70
Portfolio turnover for the reporting period	20%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Semiconductors	22.0%
Semiconductor Materials & Equipment	13.7%
Interactive Media & Services	11.4%
Technology Hardware, Storage & Peripherals	10.7%
Heavy Electrical Equipment	9.9%
Systems Software	9.5%
Transaction & Payment Processing Services	4.5%
Internet Services & Infrastructure	3.4%
Application Software	3.2%
Communications Equipment	3.1%
Other	8.6%

Equity Sector Allocation

Information Technology	66.8%
Industrials	12.0%
Communication Services	12.0%
Financials	4.5%
Consumer Discretionary	2.3%
Real Estate	0.4%
Health Care	0.2%

Largest Holdings [Text Block]

Top Holdings

Bloom Energy Corp., Class A	10.0%
Lam Research Corp.	6.8%
Broadcom, Inc.	5.8%
Alphabet, Inc., Class A	5.0%
NVIDIA Corp.	5.0%
Applied Materials, Inc.	4.3%
Western Digital Corp.	4.1%
Microsoft Corp.	4.1%
Marvell Technology, Inc.	3.9%
Apple, Inc.	3.4%

C000097548
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Class C
Trading Symbol	SCICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$118	1.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.90%	[53]
AssetsNet	$ 18,822,976,693
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$18,822,976,693
Total number of portfolio holdings	70
Portfolio turnover for the reporting period	20%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Semiconductors	22.0%
Semiconductor Materials & Equipment	13.7%
Interactive Media & Services	11.4%
Technology Hardware, Storage & Peripherals	10.7%
Heavy Electrical Equipment	9.9%
Systems Software	9.5%
Transaction & Payment Processing Services	4.5%
Internet Services & Infrastructure	3.4%
Application Software	3.2%
Communications Equipment	3.1%
Other	8.6%

Equity Sector Allocation

Information Technology	66.8%
Industrials	12.0%
Communication Services	12.0%
Financials	4.5%
Consumer Discretionary	2.3%
Real Estate	0.4%
Health Care	0.2%

Largest Holdings [Text Block]

Top Holdings

Bloom Energy Corp., Class A	10.0%
Lam Research Corp.	6.8%
Broadcom, Inc.	5.8%
Alphabet, Inc., Class A	5.0%
NVIDIA Corp.	5.0%
Applied Materials, Inc.	4.3%
Western Digital Corp.	4.1%
Microsoft Corp.	4.1%
Marvell Technology, Inc.	3.9%
Apple, Inc.	3.4%

C000097554
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Institutional Class
Trading Symbol	CCIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$56	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.90%	[54]
AssetsNet	$ 18,822,976,693
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$18,822,976,693
Total number of portfolio holdings	70
Portfolio turnover for the reporting period	20%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Semiconductors	22.0%
Semiconductor Materials & Equipment	13.7%
Interactive Media & Services	11.4%
Technology Hardware, Storage & Peripherals	10.7%
Heavy Electrical Equipment	9.9%
Systems Software	9.5%
Transaction & Payment Processing Services	4.5%
Internet Services & Infrastructure	3.4%
Application Software	3.2%
Communications Equipment	3.1%
Other	8.6%

Equity Sector Allocation

Information Technology	66.8%
Industrials	12.0%
Communication Services	12.0%
Financials	4.5%
Consumer Discretionary	2.3%
Real Estate	0.4%
Health Care	0.2%

Largest Holdings [Text Block]

Top Holdings

Bloom Energy Corp., Class A	10.0%
Lam Research Corp.	6.8%
Broadcom, Inc.	5.8%
Alphabet, Inc., Class A	5.0%
NVIDIA Corp.	5.0%
Applied Materials, Inc.	4.3%
Western Digital Corp.	4.1%
Microsoft Corp.	4.1%
Marvell Technology, Inc.	3.9%
Apple, Inc.	3.4%

C000097553
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Institutional 2 Class
Trading Symbol	SCMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$54	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.87%	[55]
AssetsNet	$ 18,822,976,693
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$18,822,976,693
Total number of portfolio holdings	70
Portfolio turnover for the reporting period	20%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Semiconductors	22.0%
Semiconductor Materials & Equipment	13.7%
Interactive Media & Services	11.4%
Technology Hardware, Storage & Peripherals	10.7%
Heavy Electrical Equipment	9.9%
Systems Software	9.5%
Transaction & Payment Processing Services	4.5%
Internet Services & Infrastructure	3.4%
Application Software	3.2%
Communications Equipment	3.1%
Other	8.6%

Equity Sector Allocation

Information Technology	66.8%
Industrials	12.0%
Communication Services	12.0%
Financials	4.5%
Consumer Discretionary	2.3%
Real Estate	0.4%
Health Care	0.2%

Largest Holdings [Text Block]

Top Holdings

Bloom Energy Corp., Class A	10.0%
Lam Research Corp.	6.8%
Broadcom, Inc.	5.8%
Alphabet, Inc., Class A	5.0%
NVIDIA Corp.	5.0%
Applied Materials, Inc.	4.3%
Western Digital Corp.	4.1%
Microsoft Corp.	4.1%
Marvell Technology, Inc.	3.9%
Apple, Inc.	3.4%

C000175682
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Institutional 3 Class
Trading Symbol	CCOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$51	0.82%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.82%	[56]
AssetsNet	$ 18,822,976,693
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$18,822,976,693
Total number of portfolio holdings	70
Portfolio turnover for the reporting period	20%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Semiconductors	22.0%
Semiconductor Materials & Equipment	13.7%
Interactive Media & Services	11.4%
Technology Hardware, Storage & Peripherals	10.7%
Heavy Electrical Equipment	9.9%
Systems Software	9.5%
Transaction & Payment Processing Services	4.5%
Internet Services & Infrastructure	3.4%
Application Software	3.2%
Communications Equipment	3.1%
Other	8.6%

Equity Sector Allocation

Information Technology	66.8%
Industrials	12.0%
Communication Services	12.0%
Financials	4.5%
Consumer Discretionary	2.3%
Real Estate	0.4%
Health Care	0.2%

Largest Holdings [Text Block]

Top Holdings

Bloom Energy Corp., Class A	10.0%
Lam Research Corp.	6.8%
Broadcom, Inc.	5.8%
Alphabet, Inc., Class A	5.0%
NVIDIA Corp.	5.0%
Applied Materials, Inc.	4.3%
Western Digital Corp.	4.1%
Microsoft Corp.	4.1%
Marvell Technology, Inc.	3.9%
Apple, Inc.	3.4%

C000097550
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Class R
Trading Symbol	SCIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$87	1.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.40%	[57]
AssetsNet	$ 18,822,976,693
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$18,822,976,693
Total number of portfolio holdings	70
Portfolio turnover for the reporting period	20%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Semiconductors	22.0%
Semiconductor Materials & Equipment	13.7%
Interactive Media & Services	11.4%
Technology Hardware, Storage & Peripherals	10.7%
Heavy Electrical Equipment	9.9%
Systems Software	9.5%
Transaction & Payment Processing Services	4.5%
Internet Services & Infrastructure	3.4%
Application Software	3.2%
Communications Equipment	3.1%
Other	8.6%

Equity Sector Allocation

Information Technology	66.8%
Industrials	12.0%
Communication Services	12.0%
Financials	4.5%
Consumer Discretionary	2.3%
Real Estate	0.4%
Health Care	0.2%

Largest Holdings [Text Block]

Top Holdings

Bloom Energy Corp., Class A	10.0%
Lam Research Corp.	6.8%
Broadcom, Inc.	5.8%
Alphabet, Inc., Class A	5.0%
NVIDIA Corp.	5.0%
Applied Materials, Inc.	4.3%
Western Digital Corp.	4.1%
Microsoft Corp.	4.1%
Marvell Technology, Inc.	3.9%
Apple, Inc.	3.4%

C000255609
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Class S
Trading Symbol	CCIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$56	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.90%	[58]
AssetsNet	$ 18,822,976,693
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$18,822,976,693
Total number of portfolio holdings	70
Portfolio turnover for the reporting period	20%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Semiconductors	22.0%
Semiconductor Materials & Equipment	13.7%
Interactive Media & Services	11.4%
Technology Hardware, Storage & Peripherals	10.7%
Heavy Electrical Equipment	9.9%
Systems Software	9.5%
Transaction & Payment Processing Services	4.5%
Internet Services & Infrastructure	3.4%
Application Software	3.2%
Communications Equipment	3.1%
Other	8.6%

Equity Sector Allocation

Information Technology	66.8%
Industrials	12.0%
Communication Services	12.0%
Financials	4.5%
Consumer Discretionary	2.3%
Real Estate	0.4%
Health Care	0.2%

Largest Holdings [Text Block]

Top Holdings

Bloom Energy Corp., Class A	10.0%
Lam Research Corp.	6.8%
Broadcom, Inc.	5.8%
Alphabet, Inc., Class A	5.0%
NVIDIA Corp.	5.0%
Applied Materials, Inc.	4.3%
Western Digital Corp.	4.1%
Microsoft Corp.	4.1%
Marvell Technology, Inc.	3.9%
Apple, Inc.	3.4%

C000176478
Shareholder Report [Line Items]
Fund Name	Multi-Manager Value Strategies Fund
Class Name	Institutional Class
Trading Symbol	CZMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multi-Manager Value Strategies Fund (the Fund) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$36	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[59]
AssetsNet	$ 5,536,813,625
Holdings Count | Holding	326
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$5,536,813,625
Total number of portfolio holdings	326
Portfolio turnover for the reporting period	17%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	20.6%
Industrials	15.4%
Information Technology	12.4%
Health Care	11.0%
Consumer Discretionary	10.0%
Consumer Staples	7.6%
Energy	7.5%
Communication Services	6.7%
Materials	3.3%
Utilities	2.0%
Other	1.8%

Asset Categories

Common Stocks	98.3%
Money Market Funds	1.6%
Other	0.0%

Largest Holdings [Text Block]

Top Holdings

JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	1.8%
Abbott Laboratories	1.7%
American International Group, Inc.	1.7%
Alphabet, Inc., Class A	1.6%
Union Pacific Corp.	1.6%
Amazon.com, Inc.	1.5%
ConocoPhillips Co.	1.5%
Berkshire Hathaway, Inc., Class B	1.5%
Bank of America Corp.	1.5%

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